INCOME TAX EXPENSES - Schedule of Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit before income tax expenses	$ 37,365,065	$ 328,282,303	$ 49,897,258
Income tax rate	35.00%	35.00%	35.00%
Income tax at the statutory tax rate	$ (13,077,773)	$ (114,898,806)	$ (17,464,041)
Adjustments for calculation of the effective income tax:
Recovery of tax losses allowance	312,692	575,078	3,045,866
Effects of inflation adjustments for accounting and tax purposes	(1,622,990)	(11,715,312)	(8,533,851)
Other non-taxable income or non-deductible expense, net	(156,458)	(149,488)	786,113
Total income tax	(14,544,529)	(126,188,528)	(22,165,913)
Income tax
Current	(19,511,734)	(87,414,437)	(10,914,094)
Deferred	4,967,205	(38,774,091)	(11,251,819)
Total income tax	$ (14,544,529)	$ (126,188,528)	$ (22,165,913)